Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards

Compensation expense recognized for share-based awards was as follow:

	For the Six Months Ended June 30,
Share-based compensation expenses	2025	2026
—Share options(i)	3,151,323	2,701,267
—Restricted Shares(ii)	-	19,053,452
Total	3,151,323	21,754,719

(i) Share Options

The Company’s shareholders and Board of Directors approved of employee option plans from 2014 to 2024 in order to provide incentives and rewards to the Company’s employees, directors, consultants and senior management (the “Option Plans”). As of December 31, 2024, the Company authorized 208,000 (shares as adjusted for 1:25 reverse split) share options under the Option Plan. Share options awarded under the Option Plan are typically vested based on the service conditions up to four years agreed with each of the participants in their grant letters, with exercise prices ranging from nominal consideration to US$226.5 (as adjusted for 1:25 reverse split). In addition, the share options can only be exercised and converted into shares upon the completion of Company’s qualified IPO and exercise event which is a public offering or other form of listing (“Exercise Event”), whichever is earlier, except for the modifications made in 2023 for two senior management members and 583 (shares as adjusted for 1:25 reverse split) share options granted to one senior management member in 2023. Each share option has a contractual life of 10 years.

In connection with the acquisition of the 51% equity interest of Lishang in May 2022, the Company may be required to grant share options to Ms. Chen Di and two other her nominee shareholders (“the Lishang Seller”) at the end of each performance period, adjusted based on the achievement of Lishang’s revenue, gross profit and net profit for each of the four performance periods during May 1, 2022 to December 31, 2024, over the target performance. If the IPO does not occur by January 1, 2024, the Company is obliged to pay RMB3.5 million cash corresponding to 1,239 (shares as adjusted for 1:25 reverse split) share options out of the total base number of 1,757 (shares as adjusted for 1:25 reverse split) share options to be issued for the third performance period. If the IPO does not occur by January 1, 2025, the Company is obligated to deliver a fixed amount of RMB12.4 million cash in addition to the previous payment of RMB3.5 million, with all previously issued share options, if any, cancelled. In August 2023, the Company issued 679 (shares as adjusted for 1:25 reverse split) share options to the Lishang Seller, based on the actual performances of Lishang for the first two performance periods up to December 31, 2022. As the Lishang Seller is required to continuously provide services to Lishang for no less than three years after the acquisition, and as the Company is obligated to deliver cash unless an IPO takes place, these share-based arrangements are accounted for as liability-classified award and were amortized over the service period of the Lishang Seller based on the cash amount to be paid the IPO does not occur. The compensation cost recognized in connection with this liability-classified award for the years ended December 31, 2023 and 2024 amounted to RMB10,405,554 respectively and was recognized as non-current liabilities.

As the IPO occurred in November 2023, the Company is not required to pay RMB3.5 million or RMB12.4 million any more. All share options will be settled in shares based on the actual performance during the performance periods. As of December 31, 2024, the Company has issued 10,862 (shares as adjusted for 1:25 reverse split) share options to the Lishang Seller.

In June 2025, The Company’s shareholders and Board of Directors approved the amendments to 2023 Employee Share Option Plan to provide for an increase in the total amount of the Company’s class A ordinary shares, par value $0.4 (the “Class A Ordinary Shares”) that can be awarded under the 2023 ESOP from 208,000 Class A Ordinary Shares to 1,208,000 Class A Ordinary Shares (the “2025 Option Plan”). Under the 2025 Option Plan, the Company granted 617,072 share options to its employees, directors, and other consultants in 2025. Share options awarded under the 2025 Option Plan are typically vested based on the service conditions up to four years agreed with each of the participants in their grant letters, with exercise prices ranging from nominal consideration to US$11.82. Each share option has a contractual life of 10 years.

(ii) Restricted shares

In June 2025, under the 2025 Option Plan, the Company granted 814,439 Restricted shares to its employees, directors, and other consultants. Restricted shares awarded under the 2025 Option Plan are typically vested based on the service conditions up to four years agreed with each of the participants in their grant letters. Each share option has a contractual life of 10 years. In the first half of 2026, the Company granted 1,438,000 Restricted shares to its employees and other consultants. Restricted shares awarded under the 2025 Option Plan are typically vested based on the service conditions up to one year agreed with each of the participants in their grant letters. Each share option has a contractual life of 10 years.

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.